Commitments and contingencies - Contingencies (Details) BRL in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2013 BRL	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Contingencies - Environmental
Impact of environmental obligations on income(loss) from discontinued operations, net of tax		$ 41
Other provisions			$ 30	$ 37
Other non-current liabilities			86	109
Total			116	146
Cables Business
Contingencies - Regulatory, Compliance and Legal
Litigation settlement amount	BRL 1.5	$ 1
Contingencies for regulatory, compliance and legal matters
Contingencies - Regulatory, Compliance and Legal
Accrued loss contingency related to regulatory compliance and legal contingencies			$ 160	$ 147